Selling and Administrative Expenses - Summary of Selling and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Salaries	₩ 6,168,007	₩ 6,067,385	₩ 5,515,166
Retirement benefit expense	602,592	532,199	460,302
Welfare and benefit expense	819,209	697,964	695,203
Insurance expense	169,834	161,364	147,690
Depreciation	13,625,485	13,829,464	12,864,913
Amortization of intangible assets	158,610	163,567	163,174
Bad debt expense	82,402	35,232	62,808
Commission	833,906	856,953	801,768
Advertising expense	52,660	43,564	39,161
Training expense	29,111	26,067	23,964
Vehicle maintenance expense	18,859	18,634	18,172
Publishing expense	6,051	5,607	6,160
Business promotion expense	5,729	5,314	5,082
Rent expense	298,048	230,832	206,556
Telecommunication expense	19,879	19,326	17,519
Transportation expense	77,608	53,640	103,601
Taxes and dues	723,533	723,189	687,066
Expendable supplies expense	66,858	57,427	54,504
Water, light and heating expense	54,591	57,189	57,407
Repairs and maintenance expense	3,341,496	2,947,956	2,774,262
Ordinary development expense	794,917	773,931	717,561
Travel expense	94,336	93,569	93,497
Clothing expense	20,860	20,515	19,940
Survey and analysis expense	5,315	5,253	5,224
Membership fee	18,590	17,704	16,667
Disclosure - Other selling and administrative expenses
General and administrative expenses	3,233,977	3,070,026	3,061,582
Selling and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Salaries	1,220,937	1,180,379	1,098,460
Retirement benefit expense	122,567	104,036	89,533
Welfare and benefit expense	196,532	151,840	152,836
Insurance expense	34,783	30,460	27,726
Depreciation	238,291	231,114	241,533
Amortization of intangible assets	82,897	88,920	88,648
Bad debt expense	82,402	35,232	62,808
Commission	455,435	429,977	460,644
Advertising expense	38,523	32,205	30,305
Training expense	9,388	8,911	7,900
Vehicle maintenance expense	9,548	9,218	9,044
Publishing expense	3,087	2,857	3,281
Business promotion expense	2,938	2,687	2,559
Rent expense	63,562	48,474	44,807
Telecommunication expense	9,673	9,406	7,813
Transportation expense	1,142	1,108	1,099
Taxes and dues	100,765	98,714	112,449
Expendable supplies expense	9,809	6,976	7,252
Water, light and heating expense	14,784	15,009	16,207
Repairs and maintenance expense	173,738	197,942	154,062
Ordinary development expense	186,947	217,975	217,319
Travel expense	21,491	18,726	16,265
Clothing expense	10,777	11,216	10,450
Survey and analysis expense	738	871	1,068
Membership fee	2,168	1,709	1,503
Disclosure - Other selling and administrative expenses
Accommodation development expenses	38,751	48,902	49,988
Miscellaneous wages	35,503	33,020	97,474
Litigation and filing expenses	20,047	22,578	19,204
Compensation for damages	8,544	7,653	4,300
Outsourcing expenses	1,779	1,368	3,511
Reward expenses	2,951	2,764	2,770
Overseas market development expenses	1,780	1,378	1,503
Others	31,700	16,401	17,261
Others	141,055	134,064	196,011
General and administrative expenses	₩ 3,233,977	₩ 3,070,026	₩ 3,061,582